Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Intangible assets
Gross carrying amount	¥ 110,009				¥ 110,139
Less: accumulated amortization and impairment	(53,631)				(49,192)
Net book value	56,378			$ 8,304	60,947
Amortization expenses	9,726	$ 1,432	¥ 10,813
User base and customer relationships
Intangible assets
Gross carrying amount	49,943				50,016
Trade names, trademarks and domain names
Intangible assets
Gross carrying amount	27,771				26,151
Non-compete agreements
Intangible assets
Gross carrying amount	13,779				13,898
Developed technology and patents
Intangible assets
Gross carrying amount	10,028				10,051
Licensed copyrights
Intangible assets
Gross carrying amount	8,278				9,639
Licensed copyrights | Cost of revenue | Digital media and entertainment
Intangible assets
Amortization expenses	3,886		¥ 4,741
Others
Intangible assets
Gross carrying amount	¥ 210				¥ 384